                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 1999.


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Check here if Amendment [_]; Amendment Number:
                                              --------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing
/s/ Kenneth H. Colburn   Boston, Massachusetts   May 15, 2000

Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.
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                                                                 SEC 1685 (5/91)


Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     87
                                         --------

Form 13F Information Table Value Total:  $2,759,739 (x 1000)
                                         -------------------


List of Other Included Managers:
     01   Jonathon S. Jacobson (File Number 28-7618)
     02   Richard L. Grubman (File Number 28-7616)
          Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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       ITEM 1:                         ITEM 2:     ITEM 3:     ITEM 4:          ITEM 5:        ITEM 6: ITEM 7:         ITEM 8:
                                                                         -------------------                   --------------------
                                                                                               INVEST-
                                                                                               MENT
                                                                         SHARES OF             DE-
                                       TITLE                    VALUE    PRINCIPAL  SH/  PUT/  SCRIP- OTHER     -VOTING AUTHORITY-
NAME OF ISSUER                       OF CLASS      CUSIP NO.  (X$1000)    AMOUNT    PRN  CALL  TION  MANAGERS  SOLE   SHARED   NONE
-------------------------------    ------------   ----------- ---------   --------- ---- ---- -----  -------   ----   ------   ----
A T & T Corp                            COM        001957109    25,501      453,350 SHRS      OTHER   01/02              X
Aegon N.V                          ORD AMER REG    007924103    16,700      209,259 SHRS      OTHER   01/02              X
American Axle & Mfg Hldgs Inc           COM        024061103     8,803      594,300 SHRS      OTHER   01/02              X
At Home Corp                         COM SER A     045919107     1,690       51,320 SHRS      OTHER   01/02              X
Atlantic Richfield Co                   COM        048825103    59,500      700,000 SHRS      OTHER   01/02              X
Atmel Corp                              COM        049513104       232        4,500 SHRS      OTHER   01/02              X
AutoDesk Inc                            COM        052769106     3,086       67,831 SHRS      OTHER   01/02              X
BCE Inc                                 COM        05534B109    10,099       80,512 SHRS      OTHER   01/02              X
Bally Total Fitness Hldg Corp           COM        05873K108    15,772      643,750 SHRS      OTHER   01/02              X
Biovail Corp Intl                  WT EXP 093002   09067K114     7,650      150,000 SHRS      OTHER   01/02              X
Bowne & Co. Inc.                        COM        103043105     6,117      475,100 SHRS      OTHER   01/02              X
C-Cube Microsystems Inc.                COM        125015107    14,563      200,000 SHRS      OTHER   01/02              X
CVS Corp                                COM        126650100   170,830    4,547,900 SHRS      OTHER   01/02              X
Campbell Resources Inc                  COM        134422104       262    1,120,000 SHRS      OTHER   01/02              X
CareMark RX Inc                         COM        141705103    13,400    3,200,000 SHRS      OTHER   01/02              X
Chemfirst Inc                           COM        16361A106    10,166      523,000 SHRS      OTHER   01/02              X
Citizens Utilities                     CL B        177342201    14,937      912,200 SHRS      OTHER   01/02              X
City Investing Co. Liquid Trust    UNIT BEN INT    177900107       752      586,900 SHRS      OTHER   01/02              X
Clear Channel Communications            COM        184502102    20,719      300,000 SHRS      OTHER   01/02              X
Conoco Inc                             CL B        208251405    25,749    1,004,856 SHRS      OTHER   01/02              X
Delphi Financial Group Inc             CL A        247131105     2,673       88,000 SHRS      OTHER   01/02              X
Devon Energy Corp                       COM        25179M103     2,753       56,689 SHRS      OTHER   01/02              X
Du Pont EI De Nemours & Co              COM        263534109     1,009       19,087 SHRS      OTHER   01/02              X
EMC Corp Mass                           COM        268648102     6,045       48,359 SHRS      OTHER   01/02              X
El Paso Electric Co                     COM        283677854    59,694    5,753,600 SHRS      OTHER   01/02              X
Elan  PLC                          WT EXP 123101   284131703    17,955      300,500 SHRS      OTHER   01/02              X
Frontline Capital Group                 COM        35921N101     4,360       99,100 SHRS      OTHER   01/02              X
GTE Corp                                COM        362320103    28,400      400,000 SHRS      OTHER   01/02              X
General Dynamics Corp                   COM        369550108   119,425    2,400,500 SHRS      OTHER   01/02              X
General Mtrs Corp                       COM        370442105   184,846    2,232,100 SHRS      OTHER   01/02              X
Gentiva Health Services                 COM        37247A102     4,565      637,973 SHRS      OTHER   01/02              X
Global Crossing Ltd                     COM        G3921A100     3,443       84,108 SHRS      OTHER   01/02              X
Golden State Bancorp Inc           WT EXP 000000   381197136     3,847    2,863,100 SHRS      OTHER   01/02              X
Gtech Holding Corp                      COM        400518106    21,224    1,143,400 SHRS      OTHER   01/02              X
Hudson City BanCorp Inc                 COM        443683107     5,594      382,500 SHRS      OTHER   01/02              X
Hannaford Bros Co                       COM        410550107    26,491      359,200 SHRS      OTHER   01/02              X
IGEN Inc                                COM        449536101     3,425      137,010 SHRS      OTHER   01/02              X
Illinois Tool Wks Inc                   COM        452308109     2,365       42,804 SHRS      OTHER   01/02              X
Immunex Corp.                           COM        452528102       146        2,300 SHRS      OTHER   01/02              X
Immunex Corp.                           COM        452528102       190        3,000 SHRS CALL OTHER   01/02              X
Infinity Broadcasting CP               CL A        45662S102     1,710       52,815 SHRS      OTHER   01/02              X
Intel Corp                              COM        458140100    13,537      102,604 SHRS      OTHER   01/02              X
Intelligent Polymers LTD                COM        G48029105     5,194      150,000 SHRS      OTHER   01/02              X
International Paper Co                  COM        460146103     5,846      136,756 SHRS      OTHER   01/02              X
Ivex Packaging Corp.                    COM        465855104     5,849      773,400 SHRS      OTHER   01/02              X
Jackpot Enterprises Inc.                COM        466392107    14,013      842,900 SHRS      OTHER   01/02              X
Johnson & Johnson                       COM        478160104     4,861       69,374 SHRS      OTHER   01/02              X
King Pharmaceuticals Inc                COM        495582108    50,386    1,599,547 SHRS      OTHER   01/02              X
King Pharmaceuticals Inc                COM        495582108       788       25,000 SHRS PUT  OTHER   01/02              X
Lakes Gaming Inc                        COM        51206P109     4,172      525,549 SHRS      OTHER   01/02              X
Laser Mtg Mgmt Inc                      COM        51806D100    12,899    3,275,900 SHRS      OTHER   01/02              X
Lucent Technologies Inc                 COM        549463107    60,750    1,000,000 SHRS PUT  OTHER   01/02              X
MCN Energy Group Inc.                   COM        55267J100    10,165      406,600 SHRS      OTHER   01/02              X
Mack Cali Realty Corp                   COM        554489104    29,942    1,174,200 SHRS      OTHER   01/02              X
Mark IV Industries Inc.                 COM        570387100     8,382      379,900 SHRS      OTHER   01/02              X
Mattel Inc.                             COM        577081102     4,916      470,970 SHRS      OTHER   01/02              X
MediaOne Group Inc                      COM        58440J104   144,423    1,783,000 SHRS      OTHER   01/02              X
MediaOne Group Inc                      COM        58440J104     2,268       28,000 SHRS CALL OTHER   01/02              X
Mirage Resorts Inc                      COM        60462E104    23,869    1,231,966 SHRS      OTHER   01/02              X
Mony Group Inc                          COM        615337102    65,969    2,041,600 SHRS      OTHER   01/02              X
Motorola Inc.                           COM        620076109    12,240       85,969 SHRS      OTHER   01/02              X
Natl Australia Bk LTD             Cap Uts Exchbl   632525309     6,016      250,000 SHRS      OTHER   01/02              X
Newhall Land & Farming Co Cal     Depository Rec   651426108    32,287    1,142,900 SHRS      OTHER   01/02              X
Pactiv Corporation                      COM        695257105   132,763   15,172,900 SHRS      OTHER   01/02              X
Park Place Entertainment Corp           COM        700690100   258,179   22,329,020 SHRS      OTHER   01/02              X
Pediatrix Medical Group                 COM        705324101     1,450      200,000 SHRS      OTHER   01/02              X
Phelps Dodge Corp                       COM        717265102     1,515       31,890 SHRS      OTHER   01/02              X
Quest Communications Intl Inc           COM        749121109    16,781      346,000 SHRS PUT  OTHER   01/02              X
Readers Digest Assn Inc                Cl A        755267101   128,585    3,634,900 SHRS      OTHER   01/02              X
Readers Digest Assn Inc                Cl B        755267200     4,174      145,800 SHRS      OTHER   01/02              X
Reynolds Metals Co                      COM        761763101   361,199    5,401,100 SHRS      OTHER   01/02              X
Reynolds Metals Co                      COM        761763101     6,688      100,000 SHRS CALL OTHER   01/02              X
Rohm & Haas Co                          COM        775371107     5,554      124,453 SHRS      OTHER   01/02              X
SBC Communications Inc                  COM        78387G103       840       20,000 SHRS      OTHER   01/02              X
Scottish Annuity & Life Hldg            COM        G7885T104     6,921      900,300 SHRS      OTHER   01/02              X
St Joe Company                          COM        790148100    45,854    1,584,600 SHRS      OTHER   01/02              X
Seagate Technology                      COM        811804103    31,812      528,000 SHRS      OTHER   01/02              X
Shaw Comm Inc                          CL B        82028K200    60,049    2,229,200 SHRS      OTHER   01/02              X
TJX Cos Inc                             COM        872540109    47,038    2,120,000 SHRS      OTHER   01/02              X
Telefonica S A                     Sponsored ADR   879382208     4,646       62,260 SHRS      OTHER   01/02              X
TeleSpectrum World Wide Inc             COM        87951U109    12,569    1,795,519 SHRS      OTHER   01/02              X
Tenneco Automotive Inc                  COM        880349105    20,989    2,644,298 SHRS      OTHER   01/02              X
Time Warner Inc.                        COM        887315109     1,480       14,800 SHRS      OTHER   01/02              X
Total Renal Care Holdings Inc           COM        89151A107     8,438    2,700,100 SHRS      OTHER   01/02              X
US West Inc.                            COM        91273H101    14,525      200,000 SHRS      OTHER   01/02              X
Vodafone Airtouch PLC              Sponsored ADR   92857T107    47,379      852,710 SHRS      OTHER   01/02              X
Waddell&Reed Finl Inc                  CL B        930059209    94,851    2,432,076 SHRS      OTHER   01/02              X
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